RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Due to related parties	$ 186,563	$ 199,393	$ 157,386
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	139,047	126,819	118,703
Directors [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	41,660	44,919	34,495
Jasman Yee & Associates, Inc. [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	5,856	4,195	4,188
Intermark Capital Corp.[Member]
Disclosure of transactions between related parties [line items]
Due to related parties		19,550
Wear Wolfin Designs Ltd.[Member]
Disclosure of transactions between related parties [line items]
Due to related parties		$ 3,910